Expense Example - Defiance 2X Daily Long Photonics ETF [Member]	Oct. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	$ 214